JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

November 26, 2019

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust

File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 14, 2019, filed pursuant to Rule 497(e), for the following:

JNL/American Funds Balanced Fund

JNL/American Funds® Blue Chip Income and Growth Fund

JNL/American Funds Capital Income Builder Fund

JNL/American Funds Global Bond Fund

JNL/American Funds Global Small Capitalization Fund

JNL/American Funds Growth-Income Fund

JNL/American Funds International Fund

JNL/American Funds New World Fund

JNL Multi-Manager Alternative Fund

JNL Multi-Manager International Small Cap Fund

JNL Multi-Manager Mid Cap Fund

JNL Multi-Manager Small Cap Growth Fund

JNL Multi-Manager Small Cap Value Fund

JNL Institutional Alt 25 Fund

JNL Institutional Alt 50 Fund

JNL/American Funds Moderate Growth Allocation Fund

JNL/American Funds Growth Allocation Fund

JNL/JPMorgan Global Allocation Fund

JNL/AQR Managed Futures Strategy Fund

JNL/BlackRock Global Allocation Fund

JNL/BlackRock Global Natural Resources Fund

JNL/BlackRock Large Cap Select Growth Fund

JNL/Boston Partners Global Long Short Equity Fund

JNL/Causeway International Value Select Fund

JNL/ClearBridge Large Cap Growth Fund

JNL/Crescent High Income Fund

JNL/DFA Growth Allocation Fund

JNL/DFA Moderate Growth Allocation Fund

JNL/DoubleLine Core Fixed Income Fund

JNL/DoubleLine® Emerging Markets Fixed Income Fund

JNL/DoubleLine® Shiller Enhanced CAPE® Fund

JNL/FPA + DoubleLine Flexible Allocation Fund

JNL/First State Global Infrastructure Fund

JNL/Franklin Templeton Growth Allocation Fund

JNL/Franklin Templeton Global Fund

JNL/Franklin Templeton Global Multisector Bond Fund

JNL/Franklin Templeton Income Fund

JNL/Franklin Templeton International Small Cap Growth Fund

JNL/Franklin Templeton Mutual Shares Fund

JNL/Fidelity Institutional Asset Management Total Bond fund

JNL/Goldman Sachs Emerging Markets Debt Fund

JNL/GQG Emerging Markets Equity Fund

JNL/Harris Oakmark Global Equity Fund

JNL/Heitman U.S. Focused Real Estate Fund

JNL/Invesco China-India Fund

JNL/Invesco Diversified Dividend Fund

JNL/Invesco Global Real Estate Fund

JNL/Invesco International Growth Fund

JNL/Invesco Small Cap Growth Fund

JNL/JPMorgan Hedged Equity Fund

JNL/JPMorgan MidCap Growth Fund

JNL/Lazard Emerging Markets Fund

JNL/Loomis Sayles Global Growth Fund

JNL/Mellon Index 5 Fund

JNL/RAFI Fundamental Europe Fund

JNL/RAFI Fundamental Asia Developed Fund

JNL/Mellon MSCI KLD 400 Social Index Fund

JNL/Mellon International Index Fund

JNL/Mellon Emerging Markets Index Fund

JNL/MFS Mid Cap Value Fund

JNL/Morningstar Wide Moat Index Fund

JNL/Neuberger Berman Strategic Income Fund

JNL/Oppenheimer Emerging Markets Innovator Fund

JNL/Oppenheimer Global Growth Fund

JNL/PIMCO Income Fund

JNL/PIMCO Real Return Fund

JNL/PPM America Floating Rate Income Fund

JNL/PPM America High Yield Bond Fund

JNL/PPM America Mid Cap Value Fund

JNL/PPM America Small Cap Value Fund

JNL/PPM America Total Return Fund

JNL/PPM America Value Equity Fund

JNL/Scout Unconstrained Bond Fund

JNL/T. Rowe Price Established Growth Fund

JNL/T. Rowe Price Managed Volatility Balanced Fund

JNL/T. Rowe Price Mid-Cap Growth Fund

JNL/T. Rowe Price Short-Term Bond Fund

JNL/T. Rowe Price Value Fund

JNL/Vanguard Capital Growth Fund

JNL/Vanguard Equity Income Fund

JNL/Vanguard International Fund

JNL/Vanguard Small Company Growth Fund

JNL/Vanguard U.S. Stock Market Index Fund

JNL/Vanguard International Stock Market Index Fund

JNL/Vanguard Global Bond Market Index Fund

JNL/Westchester Capital Event Driven Fund

JNL/WMC Balanced Fund

JNL/WMC Government Money Market Fund

JNL/WMC Value Fund

JNL/S&P Managed Conservative Fund

JNL/S&P Managed Moderate Fund

JNL/S&P Managed Moderate Growth Fund

JNL/S&P Managed Growth Fund

JNL/S&P Managed Aggressive Growth Fund

JNL Moderate Growth Allocation Fund

JNL Growth Allocation Fund

JNL Aggressive Growth Allocation Fund

JNL/AQR Large Cap Defensive Style Fund

JNL/BlackRock Advantage International Fund

JNL/DFA International Core Equity Fund

JNL/RAFI Fundamental US Small Cap Fund

JNL/RAFI Multi-Factor US Equity Fund

If you have any questions concerning this filing, please contact me at (312) 730-9730.

Very truly yours,

/s/ Emily J. Bennett

Emily J. Bennett